Securities and Exchange Commission
Branch of Document Control
450 Fifth Street N.W.
Washington, DC 20549

VIA EDGAR


SUBJECT: Certification under Rule 497(j) - The Catholic Funds, Inc. (the "Registrant")
1933 Act Reg. No. 333-69803
1940 Act File No. 811-09177

Dear Ladies and Gentleman:

The undersigned hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to 497(c) upon the Post-Effective Amendment No. 3 to the Registrant's registration statement on Form N1-A would not have differed from that contained in said amendment to such registration statement that was filed electronically on January 30, 2001.

Please direct any comments or questions concerning this certification to Joseph F. Wreschnig 414-278-6551.

Sincerely,

/s/ Joseph F. Wreschnig

Secretary, The Catholic Funds, Inc.